Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Information
Segment Information
Effective July 1, 2016, the Company’s business units were consolidated into three worldwide business segments: Property and Casualty (P&C), Specialty and Life and Health. As a result, the Company monitors the performance of its operations in these three segments. Effective July 1, 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the financial results for U.S. health business for 2018, 2017 and 2016 has been included in the P&C segment and the impacted 2017 and 2016 comparatives have been reclassified from the Life and Health to the P&C segment to conform to current presentation. The U.S. health results for the year ended December 31, 2018 and the reclassifications made from the Life and Health to the P&C segment for the years ended December 31, 2017 and 2016 are presented below (in millions of U.S. dollars):

	2018	2017	2016
Gross premiums written	$405	$416	$364
Net premiums written	$356	$379	$318
Decrease (increase) in unearned premiums	12	(12)	(1)
Net premiums earned	$368	$367	$317
Losses and loss expenses	(309)	(431)	(246)
Acquisition costs	(30)	(39)	(39)
Technical result	$29	$(103)	$32
Other expenses	(12)	(17)	(22)
Underwriting result	$17	$(120)	$10

The business in the P&C and Specialty segments is collectively referred to as Non-life business. P&C, Specialty and Life and Health each separately represent markets that are reasonably homogeneous in terms of client types, buying patterns, underlying risk patterns and approach to risk management.
The P&C segment is comprised of property and casualty business underwritten, including property catastrophe and facultative risks. The Specialty segment is comprised of specialty business underwritten, including treaty and facultative contracts. The Life and Health segment in comprised of life, annuity, and non-U.S. health business.
Management measures results for the P&C and Specialty segments on the basis of the loss ratio, acquisition ratio, technical ratio, other expense ratio and combined ratio (all defined below). Management measures results for the Life and Health segment on the basis of the allocated underwriting result, which includes underwriting result and net investment income allocated to life business.
The segment results for the years ended December 31, 2018, 2017 and 2016 are presented below (in millions of U.S. dollars, except ratios).
Segment Information
For the year ended December 31, 2018

	P&C segment (6)	Specialty segment	Total Non-life	Life and Health segment (6)	Corporate and Other	Total
Gross premiums written	$3,015	$2,050	$5,065	$1,235	$—	$6,300
Net premiums written	$2,722	$1,870	$4,592	$1,211	$—	$5,803
(Increase) decrease in unearned premiums	(187)	(103)	(290)	1	—	(289)
Net premiums earned	$2,535	$1,767	$4,302	$1,212	$—	$5,514
Losses and loss expenses	(2,073)	(1,096)	(3,169)	(1,025)	—	(4,194)
Acquisition costs	(606)	(502)	(1,108)	(129)	—	(1,237)
Technical result	$(144)	$169	$25	$58	$—	$83
Other income	30	—	30	13	7	50
Other expenses	(75)	(27)	(102)	(51)	(153)	(306)
Underwriting result	$(189)	$142	$(47)	$20	n/a	$(173)
Net investment income				66	350	416
Allocated underwriting result				$86	n/a	n/a
Net realized and unrealized investment losses					(390)	(390)
Interest expense					(43)	(43)
Amortization of intangible assets					(35)	(35)
Net foreign exchange gains					119	119
Income tax benefit					9	9
Interest in earnings of equity method investments					11	11
Net loss					n/a	$(86)
Loss ratio (1)	81.8%	62.0%	73.7%
Acquisition ratio (2)	23.9	28.4	25.8
Technical ratio (3)	105.7%	90.4%	99.5%
Other expense ratio (4)	3.0	1.5	2.4
Combined ratio (5)	108.7%	91.9%	101.9%

(1) Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
(2) Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
(3) Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
(4) Other expense ratio is obtained by dividing other expenses by net premiums earned.
(5) Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
(6) In 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the financial results for U.S. health business for 2018 has been included in the P&C segment and the impacted 2017 and 2016 comparatives have been reclassified from the Life and Health to the P&C segment to conform to current presentation.
n/a: Not applicable

Segment Information
For the year ended December 31, 2017

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,671	$1,934	$4,605	$983	$—	$5,588
Net premiums written	$2,375	$1,780	$4,155	$965	$—	$5,120
(Increase) decrease in unearned premiums	(45)	(55)	(100)	5	—	(95)
Net premiums earned	$2,330	$1,725	$4,055	$970	$—	$5,025
Losses and loss expenses	(2,051)	(955)	(3,006)	(835)	—	(3,841)
Acquisition costs	(534)	(489)	(1,023)	(97)	—	(1,120)
Technical result	$(255)	$281	$26	$38	$—	$64
Other (loss) income	—	(1)	(1)	14	2	15
Other expenses	(88)	(33)	(121)	(44)	(183)	(348)
Underwriting result	$(343)	$247	$(96)	$8	n/a	$(269)
Net investment income				60	342	402
Allocated underwriting result				$68	n/a	n/a
Net realized and unrealized investment gains					232	232
Interest expense					(42)	(42)
Loss on redemption of debt					(2)	(2)
Amortization of intangible assets					(25)	(25)
Net foreign exchange losses					(108)	(108)
Income tax expense					(10)	(10)
Interest in earnings of equity method investments					86	86
Net income					n/a	$264
Loss ratio	88.0%	55.4%	74.1%
Acquisition ratio	22.9	28.4	25.2
Technical ratio	110.9%	83.8%	99.3%
Other expense ratio	3.8	1.9	3.0
Combined ratio	114.7%	85.7%	102.3%

Segment Information
For the year ended December 31, 2016

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,633	$1,920	$4,553	$804	$—	$5,357
Net premiums written	$2,379	$1,776	$4,155	$799	$—	$4,954
Decrease (increase) in unearned premiums	24	(9)	15	1	—	$16
Net premiums earned	$2,403	$1,767	$4,170	$800	$—	$4,970
Losses and loss expenses	(1,494)	(1,073)	(2,567)	(681)	—	(3,248)
Acquisition costs	(595)	(500)	(1,095)	(92)	—	(1,187)
Technical result	$314	$194	$508	$27	$—	$535
Other income (loss)	3	(1)	2	10	3	15
Other expenses	(163)	(88)	(251)	(44)	(177)	(472)
Underwriting result	$154	$105	$259	$(7)	n/a	$78
Net investment income				58	353	411
Allocated underwriting result				$51	n/a	n/a
Net realized and unrealized investment gains					26	26
Interest expense					(49)	(49)
Loss on redemption of debt					(22)	(22)
Amortization of intangible assets					(26)	(26)
Net foreign exchange gains					78	78
Income tax expense					(26)	(26)
Interest in losses of equity method investments					(23)	(23)
Net income					n/a	$447
Loss ratio	62.1%	60.8%	61.6%
Acquisition ratio	24.8	28.3	26.3
Technical ratio	86.9%	89.1%	87.9%
Other expense ratio	6.8	4.9	6.0
Combined ratio	93.7%	94.0%	93.9%

 The following table provides the geographic distribution of gross premiums written based on the location of the underlying risk for the years ended December 31, 2018, 2017 and 2016 (in millions of U.S. dollars, except percentages):

	2018		2017		2016
North America	$2,929	47%	$2,620	47%	$2,573	48%
Europe	2,152	34	1,866	33	1,888	35
Asia, Australia and New Zealand	699	11	565	10	478	9
Latin America, and the Caribbean	260	4	267	5	182	4
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)	260	4	270	5	236	4
Total	$6,300	100%	$5,588	100%	$5,357	100%

The Company produces its business both through brokers and through direct relationships with insurance company clients. None of the Company’s cedants individually accounted for more than 4%, 4% and 4% of total gross premiums written during the years ended December 31, 2018, 2017 and 2016, respectively.
The Company has two brokers that individually accounted for 10% or more of its gross premiums written during the years ended December 31, 2018, 2017 and 2016, as follows:

Broker	2018	2017	2016
Marsh (including Guy Carpenter)	22%	25%	22%
Aon Group (including the Benfield Group)	22%	22%	22%

The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
P&C	53%	53%	52%
Specialty	52%	56%	46%
Life and Health	11%	12%	13%